UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22149

Old Mutual Funds III
(Exact name of registrant as specified in charter)

4643 South Ulster Street, Suite 600, Denver, Colorado 80237
(Address of principal executive offices)

Julian F. Sluyters
4643 South Ulster Street, Suite 600, Denver, Colorado 80237
(Name and address of agent for service)

Copies to:

Jay G. Baris, Esq.	Andra C. Ozols, Esq.
Kramer Levin Naftalis & Frankel LLP	Old Mutual Capital, Inc.
1177 Avenue of the Americas	4643 South Ulster Street, Suite 600
New York, New York 10036	Denver, CO 80237
(212) 715-9100	(720) 200-7725

Registrant’s telephone number, including area code: 1-888-772-2888

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1.                      Schedule of Investments.

Old Mutual 2011-2020 Aggressive Fund
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 101.6%
Government/Corporate - 20.2%
Old Mutual Barrow Hanley Core Bond Fund	3,920	$41,747
Old Mutual Dwight High Yield Fund	1,186	12,213
Old Mutual Dwight Intermediate Fixed Income Fund	718	7,351
Old Mutual Dwight Short Term Fixed Income Fund	40	399
Old Mutual International Bond Fund	1,332	11,989
Total Government/Corporate		73,699
Growth - 6.8%
Old Mutual Growth Fund*	1,109	24,729
Total Growth		24,729
Growth-Large Cap - 5.1%
Old Mutual Large Cap Growth Fund*	1,256	18,472
Total Growth-Large Cap		18,472
Growth-Small Cap - 4.7%
Old Mutual Strategic Small Company Fund*	2,013	17,274
Total Growth-Small Cap		17,274
International Equity - 20.4%
Old Mutual International Equity Fund	8,820	74,265
Total International Equity		74,265
Market Neutral-Equity - 3.6%
Old Mutual Analytic U.S. Long/Short Fund	1,314	13,176
Total Market Neutral-Equity		13,176
Real Estate - 5.3%
Old Mutual Heitman Global Real Estate Securities Fund	2,595	19,283
Total Real Estate		19,283
Sector Fund-Real Estate - 0.6%
Old Mutual Heitman REIT Fund	372	2,232
Total Sector Fund-Real Estate		2,232
Value - 19.1%
Old Mutual Barrow Hanley Value Fund	10,117	55,038
Old Mutual Focused Fund	733	14,703
Total Value		69,741
Value-Mid Cap - 9.1%
Old Mutual TS&W Mid-Cap Value Fund	4,477	33,172
Total Value-Mid Cap		33,172
Value-Small Cap - 6.7%
Old Mutual TS&W Small Cap Value Fund	1,611	24,644
Total Value-Small Cap		24,644
Total Affiliated Mutual Funds (Cost $363,211)		370,687
Money Market Fund - 1.0%
Dreyfus Cash Management Fund, Institutional Class, 0.182% (A)	3,564	3,564
Total Money Market Fund (Cost $3,564)		3,564
Total Investments - 102.6% (Cost $366,775)†		374,251
Other Assets and Liabilities, Net - (2.6)%		(9,442)
Total Net Assets - 100.0%		$364,809

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of September 30, 2009.

† At September 30, 2009, the approximate tax basis cost of the Fund’s investments was $366,775, and the unrealized appreciation and depreciation were $17,235 and $(9,759), respectively.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of September 30, 2009 in valuing the Fund’s net assets were as follows:

Description	Level 1	Level 2	Level 3	Total
Investments
Affiliated Mutual Funds	$370,687	$-	$-	$370,687
Money Market Fund	3,564	-	-	3,564
Total Investments	$374,251	$-	$-	$374,251

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual 2011-2020 Conservative Fund
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 102.0%
Government/Corporate - 64.3%
Old Mutual Barrow Hanley Core Bond Fund	15,727	$167,492
Old Mutual Dwight High Yield Fund	3,853	39,689
Old Mutual Dwight Intermediate Fixed Income Fund	2,331	23,846
Old Mutual Dwight Short Term Fixed Income Fund	576	5,756
Old Mutual International Bond Fund	4,286	38,576
Total Government/Corporate		275,359
Growth - 3.4%
Old Mutual Growth Fund*	643	14,321
Total Growth		14,321
Growth-Large Cap - 2.8%
Old Mutual Large Cap Growth Fund*	808	11,887
Total Growth-Large Cap		11,887
Growth-Small Cap - 2.3%
Old Mutual Strategic Small Company Fund*	1,137	9,753
Total Growth-Small Cap		9,753
International Equity - 6.9%
Old Mutual International Equity Fund	3,493	29,407
Total International Equity		29,407
Market Neutral-Equity - 1.4%
Old Mutual Analytic U.S. Long/Short Fund	592	5,939
Total Market Neutral-Equity		5,939
Real Estate - 3.7%
Old Mutual Heitman Global Real Estate Securities Fund	2,129	15,821
Total Real Estate		15,821
Sector Fund-Real Estate - 2.2%
Old Mutual Heitman REIT Fund	1,597	9,585
Total Sector Fund-Real Estate		9,585
Value - 8.2%
Old Mutual Barrow Hanley Value Fund	5,086	27,670
Old Mutual Focused Fund	381	7,635
Total Value		35,305
Value-Mid Cap - 3.8%
Old Mutual TS&W Mid-Cap Value Fund	2,217	16,427
Total Value-Mid Cap		16,427
Value-Small Cap - 3.0%
Old Mutual TS&W Small Cap Value Fund	834	12,760
Total Value-Small Cap		12,760
Total Affiliated Mutual Funds (Cost $417,072)		436,564
Money Market Fund - 0.9%
Dreyfus Cash Management Fund, Institutional Class, 0.182% (A)	4,056	4,056
Total Money Market Fund (Cost $4,056)		4,056
Total Investments - 102.9% (Cost $421,128)†		440,620
Other Assets and Liabilities, Net - (2.9)%		(12,352)
Total Net Assets - 100.0%		$428,268

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of September 30, 2009.

† At September 30, 2009, the approximate tax basis cost of the Fund’s investments was $421,128, and the unrealized appreciation and depreciation were $24,029 and $(4,537), respectively.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of September 30, 2009 in valuing the Fund’s net assets were as follows:

Description	Level 1	Level 2	Level 3	Total
Investments
Affiliated Mutual Funds	$436,564	$-	$-	$436,564
Money Market Fund	4,056	-	-	4,056
Total Investments	$440,620	$-	$-	$440,620

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual 2011-2020 Moderate Fund
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 101.7%
Government/Corporate - 40.1%
Old Mutual Barrow Hanley Core Bond Fund	8,128	$86,569
Old Mutual Dwight High Yield Fund	3,068	31,602
Old Mutual Dwight Intermediate Fixed Income Fund	1,411	14,431
Old Mutual Dwight Short Term Fixed Income Fund	61	613
Old Mutual International Bond Fund	3,519	31,673
Total Government/Corporate		164,888
Growth - 5.3%
Old Mutual Growth Fund*	988	22,023
Total Growth		22,023
Growth-Large Cap - 3.6%
Old Mutual Large Cap Growth Fund*	1,013	14,897
Total Growth-Large Cap		14,897
Growth-Small Cap - 3.0%
Old Mutual Strategic Small Company Fund*	1,450	12,443
Total Growth-Small Cap		12,443
International Equity - 14.3%
Old Mutual International Equity Fund	6,980	58,772
Total International Equity		58,772
Market Neutral-Equity - 2.8%
Old Mutual Analytic U.S. Long/Short Fund	1,165	11,683
Total Market Neutral-Equity		11,683
Real Estate - 4.8%
Old Mutual Heitman Global Real Estate Securities Fund	2,640	19,614
Total Real Estate		19,614
Sector Fund-Real Estate - 1.8%
Old Mutual Heitman REIT Fund	1,219	7,312
Total Sector Fund-Real Estate		7,312
Value - 13.2%
Old Mutual Barrow Hanley Value Fund	7,651	41,619
Old Mutual Focused Fund	636	12,755
Total Value		54,374
Value-Mid Cap - 7.8%
Old Mutual TS&W Mid-Cap Value Fund	4,316	31,982
Total Value-Mid Cap		31,982
Value-Small Cap - 5.0%
Old Mutual TS&W Small Cap Value Fund	1,352	20,685
Total Value-Small Cap		20,685
Total Affiliated Mutual Funds (Cost $402,335)		418,673
Money Market Fund - 1.0%
Dreyfus Cash Management Fund, Institutional Class, 0.182% (A)	4,031	4,031
Total Money Market Fund (Cost $4,031)		4,031
Total Investments - 102.7% (Cost $406,366)†		422,704
Other Assets and Liabilities, Net - (2.7)%		(11,013)
Total Net Assets - 100.0%		$411,691

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of September 30, 2009.

† At September 30, 2009, the approximate tax basis cost of the Fund’s investments was $406,366, and the unrealized appreciation and depreciation were $23,050 and $(6,712), respectively.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of September 30, 2009 in valuing the Fund’s net assets were as follows:

Description	Level 1	Level 2	Level 3	Total
Investments
Affiliated Mutual Funds	$418,673	$-	$-	$418,673
Money Market Fund	4,031	-	-	4,031
Total Investments	$422,704	$-	$-	$422,704

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual 2021-2030 Aggressive Fund
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 102.2%
Government/Corporate - 6.1%
Old Mutual Barrow Hanley Core Bond Fund	939	$10,000
Old Mutual Dwight High Yield Fund	388	3,991
Old Mutual Dwight Intermediate Fixed Income Fund	237	2,428
Old Mutual International Bond Fund	519	4,667
Total Government/Corporate		21,086
Growth - 7.9%
Old Mutual Growth Fund*	1,221	27,222
Total Growth		27,222
Growth-Large Cap - 5.5%
Old Mutual Large Cap Growth Fund*	1,279	18,814
Total Growth-Large Cap		18,814
Growth-Small Cap - 5.4%
Old Mutual Strategic Small Company Fund*	2,159	18,526
Total Growth-Small Cap		18,526
International Equity - 26.3%
Old Mutual International Equity Fund	10,740	90,428
Total International Equity		90,428
Market Neutral-Equity - 4.6%
Old Mutual Analytic U.S. Long/Short Fund	1,570	15,752
Total Market Neutral-Equity		15,752
Real Estate - 5.3%
Old Mutual Heitman Global Real Estate Securities Fund	2,454	18,235
Total Real Estate		18,235
Sector Fund-Real Estate - 0.7%
Old Mutual Heitman REIT Fund	393	2,359
Total Sector Fund-Real Estate		2,359
Value - 21.7%
Old Mutual Barrow Hanley Value Fund	10,525	57,253
Old Mutual Focused Fund	867	17,395
Total Value		74,648
Value-Mid Cap - 10.3%
Old Mutual TS&W Mid-Cap Value Fund	4,783	35,446
Total Value-Mid Cap		35,446
Value-Small Cap - 8.4%
Old Mutual TS&W Small Cap Value Fund	1,890	28,917
Total Value-Small Cap		28,917
Total Affiliated Mutual Funds (Cost $351,875)		351,433
Money Market Fund - 1.0%
Dreyfus Cash Management Fund, Institutional Class, 0.182% (A)	3,351	3,351
Total Money Market Fund (Cost $3,351)		3,351
Total Investments - 103.2% (Cost $355,226)†		354,784
Other Assets and Liabilities, Net - (3.2)%		(11,115)
Total Net Assets - 100.0%		$343,669

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of September 30, 2009.

† At September 30, 2009, the approximate tax basis cost of the Fund’s investments was $355,226, and the unrealized appreciation and depreciation were $12,512 and $(12,954), respectively.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of September 30, 2009 in valuing the Fund’s net assets were as follows:

Description	Level 1	Level 2	Level 3	Total
Investments
Affiliated Mutual Funds	$351,433	$-	$-	$351,433
Money Market Fund	3,351	-	-	3,351
Total Investments	$354,784	$-	$-	$354,784

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual 2021-2030 Conservative Fund
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 101.9%
Government/Corporate - 44.1%
Old Mutual Barrow Hanley Core Bond Fund	8,857	$94,330
Old Mutual Dwight High Yield Fund	3,245	33,424
Old Mutual Dwight Intermediate Fixed Income Fund	1,404	14,365
Old Mutual Dwight Short Term Fixed Income Fund	149	1,484
Old Mutual International Bond Fund	3,808	34,270
Total Government/Corporate		177,873
Growth - 5.2%
Old Mutual Growth Fund*	940	20,952
Total Growth		20,952
Growth-Large Cap - 3.5%
Old Mutual Large Cap Growth Fund*	969	14,251
Total Growth-Large Cap		14,251
Growth-Small Cap - 3.5%
Old Mutual Strategic Small Company Fund*	1,677	14,390
Total Growth-Small Cap		14,390
International Equity - 13.2%
Old Mutual International Equity Fund	6,313	53,153
Total International Equity		53,153
Market Neutral-Equity - 2.5%
Old Mutual Analytic U.S. Long/Short Fund	1,029	10,324
Total Market Neutral-Equity		10,324
Real Estate - 4.1%
Old Mutual Heitman Global Real Estate Securities Fund	2,235	16,605
Total Real Estate		16,605
Sector Fund-Real Estate - 2.1%
Old Mutual Heitman REIT Fund	1,380	8,278
Total Sector Fund-Real Estate		8,278
Value - 11.3%
Old Mutual Barrow Hanley Value Fund	6,266	34,085
Old Mutual Focused Fund	571	11,464
Total Value		45,549
Value-Mid Cap - 7.3%
Old Mutual TS&W Mid-Cap Value Fund	3,956	29,316
Total Value-Mid Cap		29,316
Value-Small Cap - 5.1%
Old Mutual TS&W Small Cap Value Fund	1,337	20,460
Total Value-Small Cap		20,460
Total Affiliated Mutual Funds (Cost $395,613)		411,151
Money Market Fund - 1.0%
Dreyfus Cash Management Fund, Institutional Class, 0.182% (A)	3,953	3,953
Total Money Market Fund (Cost $3,953)		3,953
Total Investments - 102.9% (Cost $399,566)†		415,104
Other Assets and Liabilities, Net - (2.9)%		(11,618)
Total Net Assets - 100.0%		$403,486

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of September 30, 2009.

† At September 30, 2009, the approximate tax basis cost of the Fund’s investments was $399,566, and the unrealized appreciation and depreciation were $22,309 and $(6,771), respectively.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of September 30, 2009 in valuing the Fund’s net assets were as follows:

Description	Level 1	Level 2	Level 3	Total
Investments
Affiliated Mutual Funds	$411,151	$-	$-	$411,151
Money Market Fund	3,953	-	-	3,953
Total Investments	$415,104	$-	$-	$415,104

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual 2021-2030 Moderate Fund
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 101.6%
Government/Corporate - 23.4%
Old Mutual Barrow Hanley Core Bond Fund	4,377	$46,620
Old Mutual Dwight High Yield Fund	1,521	15,668
Old Mutual Dwight Intermediate Fixed Income Fund	798	8,164
Old Mutual International Bond Fund	1,778	16,004
Total Government/Corporate		86,456
Growth - 6.2%
Old Mutual Growth Fund*	1,025	22,860
Total Growth		22,860
Growth-Large Cap - 5.3%
Old Mutual Large Cap Growth Fund*	1,325	19,487
Total Growth-Large Cap		19,487
Growth-Small Cap - 4.7%
Old Mutual Strategic Small Company Fund*	2,013	17,273
Total Growth-Small Cap		17,273
International Equity - 19.9%
Old Mutual International Equity Fund	8,698	73,235
Total International Equity		73,235
Market Neutral-Equity - 3.3%
Old Mutual Analytic U.S. Long/Short Fund	1,214	12,177
Total Market Neutral-Equity		12,177
Real Estate - 5.1%
Old Mutual Heitman Global Real Estate Securities Fund	2,556	18,988
Total Real Estate		18,988
Sector Fund-Real Estate - 0.9%
Old Mutual Heitman REIT Fund	540	3,242
Total Sector Fund-Real Estate		3,242
Value - 17.1%
Old Mutual Barrow Hanley Value Fund	9,253	50,337
Old Mutual Focused Fund	639	12,811
Total Value		63,148
Value-Mid Cap - 8.9%
Old Mutual TS&W Mid-Cap Value Fund	4,425	32,786
Total Value-Mid Cap		32,786
Value-Small Cap - 6.8%
Old Mutual TS&W Small Cap Value Fund	1,636	25,029
Total Value-Small Cap		25,029
Total Affiliated Mutual Funds (Cost $365,759)		374,681
Money Market Fund - 1.0%
Dreyfus Cash Management Fund, Institutional Class, 0.182% (A)	3,602	3,602
Total Money Market Fund (Cost $3,602)		3,602
Total Investments - 102.6% (Cost $369,361)†		378,283
Other Assets and Liabilities, Net - (2.6)%		(9,734)
Total Net Assets - 100.0%		$368,549

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of September 30, 2009.

† At September 30, 2009, the approximate tax basis cost of the Fund’s investments was $369,361, and the unrealized appreciation and depreciation were $20,049 and $(11,127), respectively.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of September 30, 2009 in valuing the Fund’s net assets were as follows:

Description	Level 1	Level 2	Level 3	Total
Investments
Affiliated Mutual Funds	$374,681	$-	$-	$374,681
Money Market Fund	3,602	-	-	3,602
Total Investments	$378,283	$-	$-	$378,283

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual 2031-2040 Aggressive Fund
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 102.5%
Government/Corporate - 2.5%
Old Mutual Barrow Hanley Core Bond Fund	475	$5,057
Old Mutual Dwight High Yield Fund	90	930
Old Mutual International Bond Fund	282	2,536
Total Government/Corporate		8,523
Growth - 7.9%
Old Mutual Growth Fund*	1,196	26,669
Total Growth		26,669
Growth-Large Cap - 5.5%
Old Mutual Large Cap Growth Fund*	1,259	18,519
Total Growth-Large Cap		18,519
Growth-Small Cap - 5.7%
Old Mutual Strategic Small Company Fund*	2,234	19,170
Total Growth-Small Cap		19,170
International Equity - 28.5%
Old Mutual International Equity Fund	11,467	96,552
Total International Equity		96,552
Market Neutral-Equity - 5.0%
Old Mutual Analytic U.S. Long/Short Fund	1,693	16,980
Total Market Neutral-Equity		16,980
Real Estate - 5.3%
Old Mutual Heitman Global Real Estate Securities Fund	2,433	18,076
Total Real Estate		18,076
Sector Fund-Real Estate - 0.7%
Old Mutual Heitman REIT Fund	393	2,355
Total Sector Fund-Real Estate		2,355
Value - 22.1%
Old Mutual Barrow Hanley Value Fund	10,324	56,161
Old Mutual Focused Fund	926	18,586
Total Value		74,747
Value-Mid Cap - 10.3%
Old Mutual TS&W Mid-Cap Value Fund	4,718	34,962
Total Value-Mid Cap		34,962
Value-Small Cap - 9.0%
Old Mutual TS&W Small Cap Value Fund	1,992	30,474
Total Value-Small Cap		30,474
Total Affiliated Mutual Funds (Cost $348,319)		347,027
Money Market Fund - 1.0%
Dreyfus Cash Management Fund, Institutional Class, 0.182% (A)	3,297	3,297
Total Money Market Fund (Cost $3,297)		3,297
Total Investments - 103.5% (Cost $351,616)†		350,324
Other Assets and Liabilities, Net - (3.5)%		(11,968)
Total Net Assets - 100.0%		$338,356

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of September 30, 2009.

† At September 30, 2009, the approximate tax basis cost of the Fund’s investments was $351,616, and the unrealized appreciation and depreciation were $13,480 and $(14,772), respectively.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of September 30, 2009 in valuing the Fund’s net assets were as follows:

Description	Level 1	Level 2	Level 3	Total
Investments
Affiliated Mutual Funds	$347,027	$-	$-	$347,027
Money Market Fund	3,297	-	-	3,297
Total Investments	$350,324	$-	$-	$350,324

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual 2031-2040 Conservative Fund
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 101.9%
Government/Corporate - 35.0%
Old Mutual Barrow Hanley Core Bond Fund	6,319	$67,300
Old Mutual Dwight High Yield Fund	2,932	30,197
Old Mutual Dwight Intermediate Fixed Income Fund	1,080	11,052
Old Mutual International Bond Fund	3,339	30,055
Total Government/Corporate		138,604
Growth - 5.6%
Old Mutual Growth Fund*	997	22,218
Total Growth		22,218
Growth-Large Cap - 3.2%
Old Mutual Large Cap Growth Fund*	851	12,523
Total Growth-Large Cap		12,523
Growth-Small Cap - 3.8%
Old Mutual Strategic Small Company Fund*	1,772	15,203
Total Growth-Small Cap		15,203
International Equity - 17.9%
Old Mutual International Equity Fund	8,410	70,807
Total International Equity		70,807
Market Neutral-Equity - 3.0%
Old Mutual Analytic U.S. Long/Short Fund	1,189	11,925
Total Market Neutral-Equity		11,925
Real Estate - 4.4%
Old Mutual Heitman Global Real Estate Securities Fund	2,335	17,351
Total Real Estate		17,351
Sector Fund-Real Estate - 1.2%
Old Mutual Heitman REIT Fund	785	4,710
Total Sector Fund-Real Estate		4,710
Value - 14.0%
Old Mutual Barrow Hanley Value Fund	7,893	42,939
Old Mutual Focused Fund	622	12,481
Total Value		55,420
Value-Mid Cap - 8.1%
Old Mutual TS&W Mid-Cap Value Fund	4,358	32,293
Total Value-Mid Cap		32,293
Value-Small Cap - 5.7%
Old Mutual TS&W Small Cap Value Fund	1,485	22,712
Total Value-Small Cap		22,712
Total Affiliated Mutual Funds (Cost $391,970)		403,766
Money Market Fund - 1.0%
Dreyfus Cash Management Fund, Institutional Class, 0.182% (A)	3,875	3,875
Total Money Market Fund (Cost $3,875)		3,875
Total Investments - 102.9% (Cost $395,845)†		407,641
Other Assets and Liabilities, Net - (2.9)%		(11,630)
Total Net Assets - 100.0%		$396,011

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of September 30, 2009.

† At September 30, 2009, the approximate tax basis cost of the Fund’s investments was $395,845, and the unrealized appreciation and depreciation were $20,279 and $(8,483), respectively.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of September 30, 2009 in valuing the Fund’s net assets were as follows:

Description	Level 1	Level 2	Level 3	Total
Investments
Affiliated Mutual Funds	$403,766	$-	$-	$403,766
Money Market Fund	3,875	-	-	3,875
Total Investments	$407,641	$-	$-	$407,641

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual 2031-2040 Moderate Fund
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 101.9%
Government/Corporate - 15.1%
Old Mutual Barrow Hanley Core Bond Fund	2,262	$24,089
Old Mutual Dwight High Yield Fund	1,067	10,989
Old Mutual Dwight Intermediate Fixed Income Fund	702	7,180
Old Mutual International Bond Fund	1,291	11,622
Total Government/Corporate		53,880
Growth - 6.9%
Old Mutual Growth Fund*	1,115	24,850
Total Growth		24,850
Growth-Large Cap - 5.2%
Old Mutual Large Cap Growth Fund*	1,256	18,475
Total Growth-Large Cap		18,475
Growth-Small Cap - 5.2%
Old Mutual Strategic Small Company Fund*	2,167	18,591
Total Growth-Small Cap		18,591
International Equity - 25.0%
Old Mutual International Equity Fund	10,605	89,293
Total International Equity		89,293
Market Neutral-Equity - 3.7%
Old Mutual Analytic U.S. Long/Short Fund	1,310	13,142
Total Market Neutral-Equity		13,142
Real Estate - 5.1%
Old Mutual Heitman Global Real Estate Securities Fund	2,447	18,182
Total Real Estate		18,182
Sector Fund-Real Estate - 0.4%
Old Mutual Heitman REIT Fund	220	1,321
Total Sector Fund-Real Estate		1,321
Value - 18.7%
Old Mutual Barrow Hanley Value Fund	9,788	53,248
Old Mutual Focused Fund	673	13,491
Total Value		66,739
Value-Mid Cap - 9.0%
Old Mutual TS&W Mid-Cap Value Fund	4,369	32,370
Total Value-Mid Cap		32,370
Value-Small Cap - 7.6%
Old Mutual TS&W Small Cap Value Fund	1,789	27,378
Total Value-Small Cap		27,378
Total Affiliated Mutual Funds (Cost $361,566)		364,221
Money Market Fund - 1.0%
Dreyfus Cash Management Fund, Institutional Class, 0.182% (A)	3,489	3,489
Total Money Market Fund (Cost $3,489)		3,489
Total Investments - 102.9% (Cost $365,055)†		367,710
Other Assets and Liabilities, Net - (2.9)%		(10,296)
Total Net Assets - 100.0%		$357,414

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of September 30, 2009.

† At September 30, 2009, the approximate tax basis cost of the Fund’s investments was $365,055, and the unrealized appreciation and depreciation were $14,021 and $(11,366), respectively.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of September 30, 2009 in valuing the Fund’s net assets were as follows:

Description	Level 1	Level 2	Level 3	Total
Investments
Affiliated Mutual Funds	$364,221	$-	$-	$364,221
Money Market Fund	3,489	-	-	3,489
Total Investments	$367,710	$-	$-	$367,710

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual 2041-2050 Aggressive Fund
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 102.5%
Government/Corporate - 2.5%
Old Mutual Barrow Hanley Core Bond Fund	272	$2,896
Old Mutual Dwight High Yield Fund	198	2,040
Old Mutual International Bond Fund	380	3,421
Total Government/Corporate		8,357
Growth - 8.1%
Old Mutual Growth Fund*	1,242	27,672
Total Growth		27,672
Growth-Large Cap - 5.4%
Old Mutual Large Cap Growth Fund*	1,260	18,537
Total Growth-Large Cap		18,537
Growth-Small Cap - 5.7%
Old Mutual Strategic Small Company Fund*	2,248	19,291
Total Growth-Small Cap		19,291
International Equity - 29.5%
Old Mutual International Equity Fund	11,918	100,351
Total International Equity		100,351
Market Neutral-Equity - 4.6%
Old Mutual Analytic U.S. Long/Short Fund	1,569	15,732
Total Market Neutral-Equity		15,732
Real Estate - 5.0%
Old Mutual Heitman Global Real Estate Securities Fund	2,268	16,847
Total Real Estate		16,847
Sector Fund-Real Estate - 0.7%
Old Mutual Heitman REIT Fund	377	2,260
Total Sector Fund-Real Estate		2,260
Value - 22.1%
Old Mutual Barrow Hanley Value Fund	10,527	57,268
Old Mutual Focused Fund	893	17,920
Total Value		75,188
Value-Mid Cap - 10.0%
Old Mutual TS&W Mid-Cap Value Fund	4,612	34,177
Total Value-Mid Cap		34,177
Value-Small Cap - 8.9%
Old Mutual TS&W Small Cap Value Fund	1,970	30,143
Total Value-Small Cap		30,143
Total Affiliated Mutual Funds (Cost $348,579)		348,555
Money Market Fund - 1.0%
Dreyfus Cash Management Fund, Institutional Class, 0.182% (A)	3,313	3,313
Total Money Market Fund (Cost $3,313)		3,313
Total Investments - 103.5% (Cost $351,892)†		351,868
Other Assets and Liabilities, Net - (3.5)%		(11,928)
Total Net Assets - 100.0%		$339,940

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of September 30, 2009.

† At September 30, 2009, the approximate tax basis cost of the Fund’s investments was $351,892, and the unrealized appreciation and depreciation were $14,823 and $(14,847), respectively.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of September 30, 2009 in valuing the Fund’s net assets were as follows:

Description	Level 1	Level 2	Level 3	Total
Investments
Affiliated Mutual Funds	$348,555	$-	$-	$348,555
Money Market Fund	3,313	-	-	3,313
Total Investments	$351,868	$-	$-	$351,868

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual 2041-2050 Conservative Fund
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 101.7%
Government/Corporate - 32.6%
Old Mutual Barrow Hanley Core Bond Fund	6,341	$67,530
Old Mutual Dwight High Yield Fund	2,426	24,993
Old Mutual Dwight Intermediate Fixed Income Fund	846	8,656
Old Mutual International Bond Fund	3,482	31,338
Total Government/Corporate		132,517
Growth - 5.0%
Old Mutual Growth Fund*	918	20,459
Total Growth		20,459
Growth-Large Cap - 3.5%
Old Mutual Large Cap Growth Fund*	970	14,271
Total Growth-Large Cap		14,271
Growth-Small Cap - 4.1%
Old Mutual Strategic Small Company Fund*	1,932	16,579
Total Growth-Small Cap		16,579
International Equity - 18.8%
Old Mutual International Equity Fund	9,076	76,416
Total International Equity		76,416
Market Neutral-Equity - 3.3%
Old Mutual Analytic U.S. Long/Short Fund	1,319	13,227
Total Market Neutral-Equity		13,227
Real Estate - 4.7%
Old Mutual Heitman Global Real Estate Securities Fund	2,540	18,875
Total Real Estate		18,875
Sector Fund-Real Estate - 0.9%
Old Mutual Heitman REIT Fund	607	3,641
Total Sector Fund-Real Estate		3,641
Value - 14.3%
Old Mutual Barrow Hanley Value Fund	8,117	44,158
Old Mutual Focused Fund	698	13,995
Total Value		58,153
Value-Mid Cap - 8.2%
Old Mutual TS&W Mid-Cap Value Fund	4,521	33,504
Total Value-Mid Cap		33,504
Value-Small Cap - 6.3%
Old Mutual TS&W Small Cap Value Fund	1,674	25,605
Total Value-Small Cap		25,605
Total Affiliated Mutual Funds (Cost $395,897)		413,247
Money Market Fund - 1.0%
Dreyfus Cash Management Fund, Institutional Class, 0.182% (A)	3,976	3,976
Total Money Market Fund (Cost $3,976)		3,976
Total Investments - 102.7% (Cost $399,873)†		417,223
Other Assets and Liabilities, Net - (2.7)%		(10,818)
Total Net Assets - 100.0%		$406,405

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of September 30, 2009.

† At September 30, 2009, the approximate tax basis cost of the Fund’s investments was $399,873, and the unrealized appreciation and depreciation were $20,348 and $(2,998), respectively.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of September 30, 2009 in valuing the Fund’s net assets were as follows:

Description	Level 1	Level 2	Level 3	Total
Investments
Affiliated Mutual Funds	$413,247	$-	$-	$413,247
Money Market Fund	3,976	-	-	3,976
Total Investments	$417,223	$-	$-	$417,223

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual 2041-2050 Moderate Fund
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Description	Shares	Value
Affiliated Mutual Funds(1) - 102.1%
Government/Corporate - 13.6%
Old Mutual Barrow Hanley Core Bond Fund	2,129	$22,673
Old Mutual Dwight High Yield Fund	875	9,011
Old Mutual Dwight Intermediate Fixed Income Fund	438	4,487
Old Mutual International Bond Fund	1,311	11,801
Total Government/Corporate		47,972
Growth - 6.7%
Old Mutual Growth Fund*	1,058	23,574
Total Growth		23,574
Growth-Large Cap - 5.3%
Old Mutual Large Cap Growth Fund*	1,281	18,846
Total Growth-Large Cap		18,846
Growth-Small Cap - 5.1%
Old Mutual Strategic Small Company Fund*	2,083	17,872
Total Growth-Small Cap		17,872
International Equity - 25.9%
Old Mutual International Equity Fund	10,867	91,499
Total International Equity		91,499
Market Neutral-Equity - 3.4%
Old Mutual Analytic U.S. Long/Short Fund	1,201	12,045
Total Market Neutral-Equity		12,045
Real Estate - 5.5%
Old Mutual Heitman Global Real Estate Securities Fund	2,601	19,325
Total Real Estate		19,325
Sector Fund-Real Estate - 0.7%
Old Mutual Heitman REIT Fund	394	2,364
Total Sector Fund-Real Estate		2,364
Value - 19.3%
Old Mutual Barrow Hanley Value Fund	10,088	54,878
Old Mutual Focused Fund	660	13,232
Total Value		68,110
Value-Mid Cap - 9.1%
Old Mutual TS&W Mid-Cap Value Fund	4,334	32,117
Total Value-Mid Cap		32,117
Value-Small Cap - 7.5%
Old Mutual TS&W Small Cap Value Fund	1,728	26,441
Total Value-Small Cap		26,441
Total Affiliated Mutual Funds (Cost $360,724)		360,165
Money Market Fund - 1.0%
Dreyfus Cash Management Fund, Institutional Class, 0.182% (A)	3,442	3,442
Total Money Market Fund (Cost $3,442)		3,442
Total Investments - 103.1% (Cost $364,166)†		363,607
Other Assets and Liabilities, Net - (3.1)%		(10,981)
Total Net Assets - 100.0%		$352,626

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of September 30, 2009.

† At September 30, 2009, the approximate tax basis cost of the Fund’s investments was $364,166, and the unrealized appreciation and depreciation were $11,271 and $(11,830), respectively.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of September 30, 2009 in valuing the Fund’s net assets were as follows:

Description	Level 1	Level 2	Level 3	Total
Investments
Affiliated Mutual Funds	$360,165	$-	$-	$360,165
Money Market Fund	3,442	-	-	3,442
Total Investments	$363,607	$-	$-	$363,607

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual Heitman Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 49.8%
Real Estate Operation/Development - 1.9%
Brookfield Properties	18,300	$206
Hongkong Land Holdings ADR	13,794	60
Total Real Estate Operation/Development		266
REITs-Apartments - 8.0%
American Campus Communities	8,173	219
AvalonBay Communities	4,042	294
Camden Property Trust	2,980	120
Equity Residential	5,082	156
Essex Property Trust	1,523	121
Home Properties	3,500	151
Total REITs-Apartments		1,061
REITs-Diversified - 8.0%
Colonial Properties Trust	1,100	11
Digital Realty Trust	8,053	368
Duke Realty	13,800	166
Entertainment Properties Trust	2,300	78
PS Business Parks	2,093	107
Vornado Realty Trust	2,962	191
Washington Real Estate Investment Trust	5,180	149
Total REITs-Diversified		1,070
REITs-Health Care - 7.5%
HCP	6,911	199
Health Care REIT	9,685	403
Nationwide Health Properties	5,097	158
Ventas	6,122	236
Total REITs-Health Care		996
REITs-Hotels - 2.7%
DiamondRock Hospitality	10,700	87
Hospitality Properties Trust	5,000	102
Host Hotels & Resorts	6,047	71
LaSalle Hotel Properties	5,300	104
Total REITs-Hotels		364
REITs-Manufactured Homes - 1.5%
Equity Lifestyle Properties	4,680	200
Total REITs-Manufactured Homes		200
REITs-Office Property - 3.5%
Boston Properties	2,050	134
Brandywine Realty Trust	3,900	43
Corporate Office Properties Trust SBI	7,936	293
Total REITs-Office Property		470
REITs-Regional Malls - 5.6%
Simon Property Group	10,732	745
Total REITs-Regional Malls		745
REITs-Shopping Centers - 4.8%
Federal Realty Investment Trust	5,103	313
Kimco Realty	6,600	86
Regency Centers	2,535	94
Tanger Factory Outlet Centers	3,750	140
Total REITs-Shopping Centers		633
REITs-Single Tenant - 1.6%
National Retail Properties	9,945	213
Total REITs-Single Tenant		213
REITs-Storage - 3.4%
Public Storage	5,154	388
Sovran Self Storage	900	27
U-Store-It Trust	5,700	36
Total REITs-Storage		451
REITs-Warehouse/Industrial - 1.3%
EastGroup Properties	2,275	87
First Potomac Realty Trust	3,100	36
ProLogis	4,200	50
Total REITs-Warehouse/Industrial		173
Total Common Stock (Cost $5,784)		6,642
Foreign Common Stock - 48.7%
Australia - 10.9%
CFS Retail Property Trust	156,620	277
Dexus Property Group	187,527	139
Stockland	24,300	87
Westfield Group	78,167	954
Total Australia		1,457
Belgium - 0.9%
Befimmo SCA Sicafi	870	79
Warehouses De Pauw SCA	1,000	45
Total Belgium		124
Canada - 3.7%
Canadian Real Estate Investment Trust	6,600	159
First Capital Realty	2,400	43
Killam Properties	26,400	171
RioCan Real Estate Investment Trust	7,400	124
Total Canada		497
France - 8.0%
Fonciere Des Regions	875	102
Gecina	1,013	121
Mercialys	2,453	98
Societe de la Tour Eiffel	977	66
Societe Immobiliere de Location pour l'Industrie et le Commerce	684	88
Unibail-Rodamco	2,823	588
Total France		1,063
Germany - 0.7%
Colonia Real Estate	2,337	15
DIC Asset	3,598	47
Patrizia Immobilien*	6,319	33
Total Germany		95
Greece - 0.4%
Eurobank Properties Real Estate Investment	4,110	50
Total Greece		50
Hong Kong - 2.6%
Hysan Development	51,634	129
Link REIT	96,878	213
Total Hong Kong		342
Japan - 4.2%
Frontier Real Estate Investment	5	39
Japan Retail Fund Investment	26	141
Nippon Building Fund	42	374
Total Japan		554
Netherlands - 2.9%
Corio	2,927	202
Eurocommercial Properties	2,508	99
Nieuwe Steen Investments Funds	4,324	81
Total Netherlands		382
Norway - 0.5%
Norwegian Property ASA	42,085	71
Total Norway		71
Singapore - 3.4%
Ascendas Real Estate Investment Trust	118,087	161
CapitaMall Trust	149,279	195
Frasers Centrepoint Trust	119,245	97
Total Singapore		453
Sweden - 1.5%
Castellum AB	11,693	114
Hufvudstaden AB, Cl A	9,804	79
Total Sweden		193
Switzerland - 0.8%
Swiss Prime Site	2,147	113
Total Switzerland		113
United Kingdom - 8.2%
Big Yellow Group	9,102	55
British Land	25,008	190
Derwent London	4,423	86
Great Portland Estates	8,374	35
Hammerson	22,635	143
Land Securities Group	24,426	245
Liberty International	15,433	119
Segro	24,038	142
Shaftesbury	8,699	50
Workspace Group	85,892	30
Total United Kingdom		1,095
Total Foreign Common Stock (Cost $5,454)		6,489
Rights - 0.0%
Unite Group*	743	-
Rights (Cost $0)		-
Money Market Fund - 2.3%
Dreyfus Cash Management Fund, Institutional Class, 0.182% (A)	304,295	304
Total Money Market Fund (Cost $304)		304
Total Investments - 100.8% (Cost $11,542)†		13,435
Other Assets and Liabilities, Net - (0.8)%		(106)
Total Net Assets - 100.0%		$13,329

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of September 30, 2009.

Cl - Class
REITs - Real Estate Investment Trusts

† At September 30, 2009, the approximate tax basis cost of the Fund’s investments was $11,542 (000), and the unrealized appreciation and depreciation were $1,943 (000) and $(50) (000), respectively.

Amounts designated as "-" are either $0 or have been rounded to $0.
Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of September 30, 2009 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$6,582	$-	$-	$6,582
Foreign Common Stock
Australia	-	1,457	-	1,457
Belgium	-	124	-	124
Canada	497	-	-	497
France	-	1,063	-	1,063
Germany	15	80	-	95
Greece	-	50	-	50
Hong Kong	-	402	-	402
Japan	-	554	-	554
Netherlands	-	382	-	382
Norway	-	71	-	71
Singapore	-	453	-	453
Sweden	-	193	-	193
Switzerland	-	113	-	113
United Kingdom	-	1,095	-	1,095
Rights	-	-	-	-
Money Market Fund	304	-	-	304
Total Investments	$7,398	$6,037	$-	$13,435

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Item 2.                      Controls and Procedures.

(a)           Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Funds III (the “registrant”) as of a date within 90 days of the filing date of this report, the registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)           During the quarter ended September 30, 2009, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

Attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL FUNDS III

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, President

Date:	November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, Principal Executive Officer

Date:	November 20, 2009

By:	/s/ Robert T. Kelly
Robert T. Kelly, Principal Financial Officer

Date:	November 20, 2009